Inventories	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Inventories
12)	INVENTORIES
Inventories are valued using the lower of cost or net realizable value. The weighted average cost of inventories includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Inventory balances are subject to impairment. When an impairment situation arises, the related inventory is adjusted to its net realizable value against “Cost of sales.” Advances to suppliers of inventory are presented as part of other current assets.
As of December 31, 2024 and 2023, the consolidated balances of inventories were summarized as follows:

		2024	2023
Finished goods	$	392	461
Materials and spare parts		383	537
Raw materials		377	370
Work-in-process		266	330
Inventory in transit		67	91

	$	1,485	1,789

For the years ended December 31, 2024, 2023 and 2022, Cemex recognized within “Cost of sales” in the statements of income, inventory impairment losses of $7, $7 and $10, respectively.